Employee Benefit Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefit Plans
Defined benefit plan contributions	¥ 379,168	¥ 302,069	¥ 254,534